Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Company's investment in ABCP

	2011	2010	2009

Balance, beginning of year	$84	$85	$65
Valuation adjustment [i]	—	—	9
Cash receipts	—	(5)	—
Foreign exchange and other	(2)	4	11

	$82	$84	$85

[i]

The carrying value of this investment was based on a valuation technique estimating the fair value from the perspective of a market participant. For the year ended December 31, 2009, the Company recorded a $9 million increase in the carrying value of its investment in ABCP in selling, general and administrative expense, due to a reduction of the spread between the anticipated return on the restructured notes and current market indices.

Company's combined proportionate share of the major components of the financial statements

		2011	2010

Current assets		$383	$420

Long-term assets		$158	$155

Current liabilities		$190	$164

Long-term liabilities		$43	$57

Statements of Income
	2011	2010	2009

Sales	$881	$698	$578
Cost of goods sold, expenses and income taxes	805	580	473

Net income	$76	$118	$105